Interests in Associates - Summarized Financial Information of China Tower Corporation Limited and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Disclosure of associates [line items]
Current assets	¥ 71,550	¥ 74,134	[1]
Non-current assets	589,644	578,424	[1]
Current liabilities	275,408	319,133	[1]
Non-current liabilities	59,089	17,077	[1]
Operating revenues	366,229	352,534	[1]	¥ 331,517
Profit / (loss) for the year	18,761	18,123	[1]	20,146
Other comprehensive income for the year	(552)	25	[1]	621
Total comprehensive income for the year	18,209	18,148	[1]	¥ 20,767
Reconciled to the Group's interests in the associate
Non-controlling interests of the associate	(830)	(971)	[1]
Carrying amount of the associate in the consolidated financial statements of the Group	35,726	34,572	[1]
China Tower Corporation Limited [member]
Disclosure of associates [line items]
Current assets	30,517	39,565
Non-current assets	292,126	272,103
Current liabilities	150,438	171,568
Non-current liabilities	44,710	14,548
Operating revenues	68,665	54,474
Profit / (loss) for the year	1,943	(575)
Other comprehensive income for the year	0	0
Total comprehensive income for the year	1,943	(575)
Dividend received from the associate	0	0
Reconciled to the Group's interests in the associate
Net assets of the associate	127,495	125,552
Non-controlling interests of the associate	¥ 0	¥ 0
Group's effective interest in the associate	27.90%	27.90%
Group's share of net assets of the associate	¥ 35,571	¥ 35,029
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(1,580)	(1,782)
Carrying amount of the associate in the consolidated financial statements of the Group	¥ 33,991	¥ 33,247

[1]	restated